Other receivables, net (Details) - USD ($)	1 Months Ended
	Oct. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Other receivables, net
Advances to third parties		$ 1,996,944	$ 118,212
Interest receivables		97,917	0
Receivable due from buyer of disposed entities		2,582,761	2,582,761
Total other receivables		4,677,622	2,700,973
Less: allowance for expected credit losses		(2,972,289)	(2,582,761)
Total other receivables, net		$ 1,705,333	118,212
Related Party
Other receivables, net
Total other receivables, net			$ 118,212
Repayments from third parties	$ 800,343